Document and Entity Information	Apr. 01, 2020
Cover [Abstract]
Entity Registrant Name	RAYONIER INC
Amendment Flag	false
Entity Central Index Key	0000052827
Document Type	8-K
Document Period End Date	Apr. 01, 2020
Entity Incorporation State Country Code	NC
Entity File Number	1-6780
Entity Tax Identification Number	13-2607329
Entity Address, Address Line One	1 Rayonier Way
Entity Address, City or Town	Wildlight
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32097
City Area Code	(904)
Local Phone Number	357-9100
Security 12b Title	Common Stock, $0.00 par value
Trading Symbol	RYN
Security Exchange Name	NYSE
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false